Business Combinations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Business Combinations
11.	Business Combinations

(1)	2023
There were no changes in the Group due to the business combinations for the year ended December 31, 2023.

(2)	2022

1)	Acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation:
PS&Marketing Corporation obtained control over SK m&service Co., Ltd. by acquiring its 3,099,112 shares (100%) for the year ended December 31, 2022. As this transaction is a business combination under common control, the assets acquired and liabilities assumed were recognized at the carrying amounts in the ultimate controlling entity’s consolidated financial statements, and the difference between the consideration transferred and the carrying amounts of net assets was recognized as capital surplus and others. Subsequent to the acquisition of control, SK m&service Co., Ltd. recognized
~~W~~
211,081 million of revenue and
~~W~~
4,157 million of net profit for the year ended December 31, 2022. In addition, assuming that the business combination occurred as of January 1, 2022, the Group would have been recognized
~~W~~
250,108 million of revenue and
~~W~~
4,695 million of net profit for the year ended December 31, 2022.

(i)	Summary of the acquiree

Information of acquiree
Corporate name	SK m&service Co., Ltd.
Location	16 th floor, 34, Supyo-ro, Jung-gu, Seoul, Korea
CEO	Park, Jeong-Min
Industry	Database and internet website service

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	72,859

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		10,547
Accounts receivable – trade and other, net		76,035
Inventories, net		3,349
Property and equipment, net		27,138
Intangible assets, net		12,462
Goodwill		2,516
Other assets		10,394
Accounts payable – trade and other		(53,894)
Income tax payable		(399)
Lease liabilities		(6,503)
Provisions		(991)
Defined benefit liabilities		(2,739)
Other liabilities		(18,337)

		59,578

III. Capital surplus and others (I - II)	~~W~~	13,281

(3)	2021

1)	Merger of ADT CAPS Co., Ltd. by SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co, Ltd., at the time of merger, SK Infosec Co., Ltd.):
On March 4, 2021, SK Infosec Co., Ltd. merged with ADT CAPS Co., Ltd., a subsidiary of SK Infosec Co., Ltd., to improve management efficiency. As this transaction is a business combination under common control, the acquired assets and liabilities were recognized at the carrying amounts in the ultimate controlling entity’s consolidated financial statements and there is no effect on the assets and liabilities of the consolidated financial statements. After the date of the merger, SK Infosec Co., Ltd. changed its name to ADT CAPS Co., Ltd. and then again, in October 2021, ADT CAPS Co., Ltd. changed its name to SK Shieldus Co., Ltd.
Identifiable assets acquired and liabilities assumed were transferred to the spin-off company.

2)	Acquisition of Studio Dolphin Co., Ltd. by Dreamus Company:
Dreamus Company obtained control by acquiring 10,000 shares(100%) of Studio Dolphin Co., Ltd. for the year ended December 31, 2021. The consideration transferred was
~~W~~
1,500 million in cash and the difference between the fair value of net assets acquired and the consideration

2)	Acquisition of Studio Dolphin Co., Ltd. by Dreamus Company, Continued:

transferred amounting to
~~W~~
1,465 million was recognized as goodwill. Subsequent to the acquisition of control, Studio Dolphin Co., Ltd. recognized revenue of
~~W~~
245 million and net loss of
~~W~~
304 million and the amounts are included in profit or loss from discontinued operations.
Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off company.

(i)	Summary of the acquiree

Information of acquiree
Corporate name	Studio Dolphin Co., Ltd.
Location	3 rd floor, 10, Jandari-ro 7an-gil, Mapo-gu, Seoul, Korea
CEO	Kim, Dong-Hee
Industry	Music and sound recording business

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	1,500

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		20
Accounts receivable – trade and other		31
Other assets		7
Accounts payable – trade and other		(4)
Short-term borrowings		(2)
Other liabilities		(17)

		35

III. Goodwill (I - II)	~~W~~	1,465

3)	Acquisition of YLP Inc. by Tmap Mobility Co., Ltd.:
Tmap Mobility Co., Ltd. obtained control by acquiring 168,012 shares (100%) of YLP Inc. during the year ended December 31, 2021. The consideration transferred was
~~W~~
79,000 million, among which
~~W~~
55,598 million was paid in cash to acquire 118,242 shares (70.4%) and on June 29, 2021, Tmap Mobility Co., Ltd. issued 267,700 of its new common shares (with a fair value of
~~W~~
23,402 million) to the shareholders of YLP Inc. in exchange for the remaining 49,770 shares (29.6%) owned by those shareholders. The difference between the fair value of net assets acquired and the consideration transferred amounting to
~~W~~
69,516 million was recognized as goodwill. Subsequent to the acquisition of control, YLP Inc. recognized revenue of
~~W~~
20,488 million and net loss of
~~W~~
1,632 million and the amounts are included in profit or loss from discontinued operations.
Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off company.

(i)	Summary of the acquiree

Information of acquiree
Corporate name	YLP Inc.
Location	1740, Cheongwon-ro, Pyeongtaek-si, Gyeonggi-do, Korea
CEO	Lee, Hyeok-Ju
Industry	Freight forwarders and cargo agents

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	55,598
Fair value of shares of Tmap Mobility Co., Ltd.		23,402

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,897
Financial instruments		4,000
Accounts receivable – trade and other, net		4,480
Property and equipment, net		431
Intangible assets, net		3,595
Other assets		325
Borrowings		(1,000)
Accounts payable – trade and other		(3,542)
Lease liabilities		(327)
Other liabilities		(48)
Deferred tax liabilities		(327)

		9,484

III. Goodwill (I - II)	~~W~~	69,516

4)	Acquisition of Rokmedia Co., Ltd. by Onestore Co., Ltd.:
Onestore Co., Ltd. obtained control by acquiring 60,000 shares (100%) of Rokmedia Co., Ltd. for the year ended December 31, 2021. The consideration transferred was
~~W~~
40,000 million in cash and the difference between the fair value of net assets acquired and the consideration transferred amounting to
~~W~~
33,641 million was recognized as goodwill. Subsequent to the acquisition of control, Rokmedia Co., Ltd. recognized revenue of
~~W~~
10,915 million and net profit of
~~W~~
1,066 million and the amounts are included in profit or loss from discontinued operation.
Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off company.

(i)	Summary of the acquiree

Information of acquiree
Corporate name	Rokmedia Co., Ltd.
Location	3 rd floor, 330, Seongam-ro, Mapo-gu, Seoul, Korea
CEO	Kang, Jun-Gyu / Kim, Jeong-Su
Industry	Publishing and telecommunications retail business

F-58

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	40,000

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		719
Financial instruments		2,170
Accounts receivable – trade and other, net		1,374
Inventories		933
Other assets		3,212
Short-term loans, net		30
Property and equipment, net		792
Intangible assets, net		2,677
Accounts payable – trade and other		(1,885)
Contract liabilities		(1,401)
Borrowings		(1,485)
Provisions		(385)
Lease liabilities		(56)
Other liabilities		(111)
Deferred tax liabilities		(135)
Income tax payable		(90)

		6,359

III. Goodwill (I - II)	~~W~~	33,641

5)	Acquisition of GOOD SERVICE Co., Ltd. by Tmap Mobility Co., Ltd.:
Tmap Mobility Co., Ltd. obtained control by acquiring 2,000 shares (100%) of GOOD SERVICE Co., Ltd. for the year ended December 31, 2021. The consideration transferred was
~~W~~
10,000 million in cash and the difference between the fair value of net assets acquired and the consideration transferred amounting to
~~W~~
4,844 million was recognized as goodwill. Subsequent to the acquisition of control, GOOD SERVICE Co., Ltd. recognized revenue of
~~W~~
1,063 million and net profit of
~~W~~
621 million and the amounts are included in profit or loss from discontinued operations.
Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off company.

(i)	Summary of the acquiree

Information of acquiree
Corporate name	GOOD SERVICE Co., Ltd.
Location	4 th floor, 54, Daeheung-ro, Mapo-gu, Seoul, Korea
CEO	Kim, Seung-Wook
Industry	Surrogate driving service business and related business

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	10,000

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,328
Financial instruments		116
Accounts receivable – trade and other, net		1,881
Property and equipment, net		116
Intangible assets, net		3,492
Accounts payable – trade and other		(883)
Other liabilities		(85)
Deferred tax liabilities		(696)
Lease liabilities		(113)

		5,156

III. Goodwill (I - II)	~~W~~	4,844